LEASE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
Lease liabilities are shown below:

Lease liabilities are shown below:

		Consolidated
	12/31/2021	12/31/2020
Leases	1,790,193	1,623,523
Present value adjustment - Leases	(1,178,642)	(1,093,392)
Total lease liabilities	611,551	530,131
Classified:
Current	119,047	93,626
Non-current	492,504	436,505
Total lease liabilities	611,551	530,131

The movement of lease liabilities is shown in the table below:

The movement of lease liabilities is shown in the table below:

		Consolidated
	12/31/2021	12/31/2020
Opening balance	530,131	474,390
New leases	69,379	52,835
Present Value Adjustments - New leases	(7,273)	(6,511)
Contract review	109,860	63,250
Write-off	(38,626)	(7,757)
Payments	(114,303)	(103,648)
Interest appropriated	62,470	54,236
Exchange variation	(87)	3,336
Net balance	611,551	530,131

As of December 31, 2021, the expected minimum payments are the following:

As of December 31, 2021, the expected minimum payments are the following:

				Consolidated
	Less than one year	Between one and five years	Over five years	Total
Leases	125,756	418,012	1,246,425	1,790,193
Present value adjustment - Leases	(6,709)	(122,555)	(1,049,378)	(1,178,642)
	119,047	295,457	197,047	611,551

Lease liabilities were measured at the amount of consideration with suppliers, that is, without considering the tax credits incurred after payment. The potential right of PIS and COFINS embedded in the lease liability is shown below

Lease liabilities were measured at the amount of consideration with suppliers, that is, without considering the tax credits incurred after payment. The potential right of PIS and COFINS embedded in the lease liability is shown below.

		Consolidated
	12/31/2021	12/31/2020
Leases	1,777,209	1,603,100
Present value adjustment - Leases	(1,177,668)	(1,091,275)
Potencial PIS and COFINS credit	164,392	148,287
Present value adjustment – Potential PIS and COFINS credit	(108,934)	(100,943)

The expenses related to payments not included in the measurement of the lease liability during the year are:

The expenses related to payments not included in the measurement of the lease liability during the year are:

			Consolidated
	12/31/2021	12/31/2020	12/31/2019
Contract less than 12 months	339	549	10,819
Lower Assets value	4,975	9,563	3,853
Variable lease payments	498,529	270,449	177,460
	503,843	280,561	192,132

The Company discloses below the comparative balances of lease liabilities, right to use, financial expenses and depreciation expenses with the use of rates in real terms to discount a present value of flows also in real terms

The Company discloses below the comparative balances of lease liabilities, right to use, financial expenses and depreciation expenses with the use of rates in real terms to discount a present value of flows also in real terms.

				Consolidated
		12/31/2021		12/31/2020
	Rate in nominal terms and actual flow	Rate and actual flow in nominal terms	Rate in nominal terms and actual flow	Rate and actual flow in termos nominais
Lease Liability	611,551	909,878	530,131	595,193
Right of net use	581,824	879,812	511,882	547,671
Financial expenses	(58,115)	(94,892)	(50,609)	(63,744)
Depreciation	(62,289)	(84,148)	(57,342)	(59,560)